Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Trade and Other Payables [Line Items]
Summary of Trade and Other Payables	Trade and Other Payables are composed of the following:

	2024	2023
Trade Payables	562,749	572,394
Accrued Liabilities	9,895	10,192
Other Payables	25,143	19,907
Total	597,787	602,493